UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5983

The New Germany Fund, Inc.

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 03/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2006 (unaudited)

Shares	Description	Value

INVESTMENTS IN GERMAN SECURITIES - 83.8%

COMMON STOCKS - 76.1%

AEROSPACE & DEFENSE - 1.8%

185,000	Mtu Aero Engines Holding Ag*	$ 6,278,160

AIRPORTS, FLYING FIELDS & AIRPORT - 2.2%

100,000	Fraport†	7,611,360

BIOTECHNOLOGY - 0.7%

160,000	GPC Biotech*†	2,559,744

CHEMICALS - 8.7%

505,000	GEA Group*	8,495,393

198,200	K + S	15,998,546

170,000	Lanxess*	6,389,300

      30,883,239

COMMERCIAL SERVICES & SUPPLIES - 1.0%

95,000	Interseroh	3,502,559

CONSTRUCTION & ENGINEERING - 2.2%

117,200	Bilfinger Berger	7,684,710

DIVERSIFIED FINANCIALS - 4.0%

72,000	AWD Holding†	2,460,845

140,000	Deutsche Postbank†	10,160,438

70,000	MLP†	1,711,223

      14,332,506

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%

255,000	Mobilcom	6,175,019

ELECTRICAL EQUIPMENT - 3.1%

160,000	Sgl Carbon*	2,924,313

30,500	Solarworld	8,014,229

      10,938,542

ELECTRONIC EQUIPMENT & INSTRUMENTS - 6.1%

97,460	Funkwerk	2,948,313

542,720	Kontron*	5,972,612

321,600	Suess MicroTec*†	3,122,131

150,000	Utimaco Safeware*	2,099,790

60,000	Wincor Nixdorf	7,562,880

      21,705,726

Shares	Description	Value

HEALTHCARE PROVIDERS & SERVICES - 1.9%

156,000	Rhoen-Klinikum	$ 6,683,695

HOUSEHOLD PRODUCTS - 1.4%

33,161	Beiersdorf	4,782,745

INSURANCE - 0.8%

76,800	Hannover Rückversicherungs†	2,849,228

INTERNET SOFTWARE & SERVICES - 4.4%

130,000	Freenet.de	3,450,564

190,000	United Internet†	12,225,565

      15,676,129

INVESTORS - 1.3%

55,000	Mpc Muenchmeyer Peterson Cap	4,766,190

LIFE INSURANCE - 1.4%

42,000	AMB Generali Holding	5,082,764

MACHINERY - 8.2%

145,000	Heidelberger Druckmaschinen	6,396,936

28,000	Krones	3,387,152

65,234	Pfeiffer Vacuum Technology	4,364,311

191,709	Rheinmetall	14,870,484

      29,018,883

METALS & MINING - 2.7%

130,000	Salzgitter	9,571,770

MULTILINE RETAIL - 1.8%

134,625	Douglas Holding†	6,340,611

PHARMACEUTICALS - 9.4%

108,000	Celesio	10,221,669

134,000	Merck KGaA	12,737,659

50,000	Schwarz Pharma	4,020,810

145,000	Stada Arzneimittel	6,256,344

      33,236,482

REAL ESTATE - 4.7%

35,000	Deutsche Euroshop	2,470,541

105,000	Hypo Real Estate Holding	7,199,098

230,000	Ivg Holding Ag*	6,916,036

      16,585,675

SOFTWARE - 1.5%

95,000	Software	5,302,197

SPECIALTY RETAIL - 1.6%

130,000	Hugo Boss Ag -Ord	5,542,961

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2006 (unaudited) (continued)

Shares	Description	Value

TEXTILES, APPAREL & LUXURY GOODS - 3.5%

33,000	Puma	$ 12,497,150

Total Common Stocks

(cost $166,409,664)	269,608,045

PREFERRED STOCKS - 7.7%

ELECTRICAL EQUIPMENT - 2.2%

220,800	Sartorius	7,546,591

HEALTHCARE PROVIDERS & SERVICES - 4.3%

85,354	Fresenius	15,310,459

MEDIA - 1.2%

163,400	Prosieben Sat.1 Media	4,257,877

Total Preferred Stocks

(cost $11,041,421)	27,114,927

Total Investments in

German Securities

(cost $177,451,085)	296,722,972

INVESTMENTS IN DUTCH COMMON STOCKS - 8.4%

AEROSPACE & DEFENSE - 7.6%

640,000	European Aeronautic Defense	26,978,150

BIOTECHNOLOGY - 0.8%

199,150	Qiagen*†	2,944,712

Total Investments in Dutch

Common Stocks

(cost $8,167,196)	29,922,862

INVESTMENTS IN IRISH COMMON STOCKS - 3.2%

DIVERSIFIED FINANCIAL SERVICES - 3.2%

635,000	Depfa Bank Plc(Cost $3,035,301)	11,313,414

INVESTMENTS IN ITALIAN COMMON STOCKS - 1.5%

COMMERCIAL BANKS - 1.5%

105,000	Banca Italease*(Cost $2,818,230)	5,201,116

Shares	Description	Value

INVESTMENTS IN SWISS COMMON STOCKS - 1.2%

OIL & GAS EXPLORATION & PRODUCTION - 1.2%

157,300	Biopetrol Industries Ag
(Cost $1,655,053)	4,289,571

SECURITIES LENDING COLLATERAL - 8.7%

30,757,317	Daily Assets Fund Institutional, 4.73%††
(cost $30,757,317)	$30,757,317

Total Investments—106.8%

(cost $223,884,182)	378,207,252

Liabilities in excess of cash and

other assets—(6.8)%	(23,947,385)

NET ASSETS—100.0%	$354,259,867

*	Non-income producing security.

†	-All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2006 amounted to $29,268,464 which is 8.3% of the net assets.

††

-Represents collateral held in connection with securities lending. Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The New Germany Fund, Inc.

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	The New Germany Fund, Inc.

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 May 19, 2006